Subsequent Events (Details Narrative) - USD ($)																				1 Months Ended																							3 Months Ended		12 Months Ended
	Dec. 12, 2019	Dec. 12, 2019	Dec. 05, 2019	Dec. 05, 2019	Nov. 14, 2019	Nov. 12, 2019	Nov. 12, 2019	Oct. 10, 2019	Oct. 01, 2019	Sep. 12, 2019	Sep. 10, 2019	Sep. 06, 2019	Sep. 01, 2019	Aug. 15, 2019	Aug. 14, 2019	Aug. 13, 2019	Aug. 12, 2019	Aug. 08, 2019	Aug. 02, 2019	Nov. 29, 2019	Nov. 27, 2019	Nov. 27, 2019	Nov. 25, 2019	Nov. 24, 2019	Nov. 22, 2019	Nov. 21, 2019	Nov. 21, 2019	Nov. 18, 2019	Sep. 18, 2019	Sep. 17, 2019	Aug. 31, 2019	Aug. 29, 2019	Aug. 21, 2019	Aug. 19, 2019	Aug. 16, 2019	Jul. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 24, 2019	Nov. 25, 2018	Oct. 26, 2018	Oct. 31, 2019	Oct. 31, 2019	Jul. 31, 2019	Sep. 30, 2019	Sep. 13, 2019
Common stock issued for conversion debt, Shares																																				1,920,376							1,164,190
Common stock issued for conversion debt, Value																																				$ 4,350,571							$ 1,736,900		$ 18,406,684
Note amount																															$ 1,150,000					$ 446,600	$ 2,000,000	$ 1,060,000	$ 1,500,000	$ 530,000	$ 1,060,000	$ 682,000			446,600	$ 2,222,500
Interest rate																															10.00%					9.00%	7.00%	10.00%	10.00%	10.00%
Due date																																					Aug. 01, 2019				Nov. 26, 2019	Oct. 26, 2019
Number of warrants sold																																					84,126	176,968	102,143	30,285
Pantheon [Member]
Common stock issued for acquisition																			560,000												560,000
Principal
Common stock issued for conversion debt, Value																																											$ 615,000	$ 110,000	$ 615,000
Subsequent Event [Member]
Common stock issued for conversion debt, Shares	181,007	128,561	180,682	192,494	80,110	128,561	115,344				75,737						30,666	384,000		79,214	251,859	202,635				134,865	169,543		112,941	95,130			94,373	46,110
Common stock issued for conversion debt, Value																		$ 649,851
Financial advisory services description																	Company retained a consultant to provide financial advisory services in connection with and support of the various financing options and other services for the Company to raise up to Seven Million Dollars ($7,000,000) in debt capital for the Company payable upon funding equal to five (5%) of the principal amount funded by investors introduced by the Consultant.
Number of shares cancelled										20,375,900
Consulting services description									Company retained a consultant to provide consulting services in support of the Company’s mission to raise capital, identify potential mergers, as well as other strategic advice to increase the value of the Company for a monthly fee of $5,000 for each calendar month commencing October 2019 and continuing through the termination date of September 30, 2024. The consultant received options to purchase 1,000,000 shares of common stock, vesting in equal increments of 200,000 shares on October 1st of each year commencing on October 1, 2019 at an exercise price of $2.09 per share. The consultant is to be paid a 2.0% transaction fee payable on all transactions consummated during the term. The transaction fee is based on the amount of all proceeds and other consideration paid or received, to be paid or received, or retained by the Company.				Company retained a consultant to provide consulting services directly or through affiliated entities, certain management, administrative, marketing and/or clinical services to various ancillary healthcare for providers for a fee of $2,000,000; $250,000 payable in shares of common stock; and $1,750,000 payable in 18 equal installments of $97,222.22 per month payable in cash as is available from the operations of newly acquired subsidiaries Pantheon and MediSource, or shares of common stock issued monthly.
Performance incentive decription								On October 10, 2019 Generex amended the acquisition agreement for the purchase of Pantheon effective on August 1, 2019 to provide a performance incentive up to $500,000 of GNBT Stock for exceeding annual EBIDTA targets of Pantheon of $1,000,000, 1,500,000 and $2,000,000 for the years ending July 31, 2020, 2021 and 2022, respectively, plus an additional $50,000 of GENBT Stock for each additional $100,000 of EBDITA achieved by Pantheon.
Number of Preferred stock converted																																															592,683
Subsequent Event [Member] | ALTuCELL [Member]
Letter of Intent description												Generex signed a binding Letter of Intent with ALTuCELL, Inc (“ALTuCELL”), a clinical-stage development company with a broad intellectual property portfolio focused on cell encapsulation technology for the treatment of diabetes, autoimmune diseases, and inflammatory conditions to purchase 51% of ALTuCELL’s equity in exchange for $2,000,000 in cash, $8,000,000 in the Company’s common stock price at $2.50/share, and commitment to fund $5,000,000 towards ALTuCELL’s development costs pursuant to a mutually agreed upon clinical development plan based upon a valuation of ALTuCELL equal to $29,500,000 On September 20, 2019, Generex paid ALTuCELL a preliminary payment of $50,000 to bind the agreement.
Common stock description																									ALTuCELL Stock, Generex will issue to ALTuCELL 1,600,000 shares of Generex common stock with a down round provision and price floor of $1.25 per share. The Company will also pay $2.5 million in cash of which $112,000 has already been paid. In addition to stock and cash at closing, Generex has agreed to pay up to an aggregate of $3,500,000 to ALTuCell upon ALTuCell’s attainment of certain milestones.
Subsequent Event [Member] | Investors
Note description														Company entered an agreement to pay an investor $900,000 for the prepayment of $666,667 owed under the note. Pursuant to the agreement, the Company converted $350,000 owed under the note into 230,351 shares of the Company’s common stock based upon a conversion price of $1.51942 per share.
Common stock description																							Company entered an Equity Purchase Agreement with an investor to purchase up to $40,00,000 of the Company’s stock at 92% of the market price for the period of five (5) consecutive trading days immediately subject to a put notice on such date on which the Purchase Price is calculated in accordance with the terms and conditions of this Agreement and 1,228,501 shares of common stock (“Commitment Shares”) upon signing were issued to an investor.
Subsequent Event [Member] | Olaregen
Stock Purchase Agreement description																								Company amended the Stock Purchase Agreement with Olaregen. The Company was obligated to pay in full $11,600,000 to Olaregen by November 30, 2019, in connection with the purchase of Olaregen capital stock. Effective November 24, 2019, the deadline has been extended to January 31, 2020.
Subsequent Event [Member] | Regentys
Stock Purchase Agreement description																							Company amended the Stock Purchase Agreement with Regentys originally on January 7, 2019. Effective November 25, 2019, the remaining three payments of $2,039,001, $2,000,000, and $3,000,000 are all payable on or before December 30, 2019.
Subsequent Event [Member] | Public Secured Financing Facility Agreement [Member] | Investors
Financing Facility																Company entered into a Public Secured Financing Facility Agreement with an investor pursuant to which the Company will receive a $5,000,000 financing facility bearing 13.50% interest per annum. The Company may receive subsequent financing in addition to the initial amount of $5,000,000 but shall not exceed a total of $7,000,000. The financing facility matures on August 13, 2021.
Subsequent Event [Member] | Securities Purchase Agreement | Investors
Note amount															$ 1,100,000													$ 275,000				$ 250,000
Interest rate															10.00%													10.00%				9.00%
Number of warrants sold															62,857
Subsequent Event [Member] | Share Exchange Agreement
Number of shares increased																																			900,000
Subsequent Event [Member] | Equity Purchase Agreement | Investors
Note amount			$ 2,200,000	$ 2,200,000
Subsequent Event [Member] | MediSource Partners [Member]
Common stock issued for acquisition																			400,000
Subsequent Event [Member] | Principal
Common stock issued for conversion debt, Value	$ 75,000	$ 50,000	70,000	75,000	$ 50,000	$ 50,000	$ 80,000				$ 100,000						$ 45,000			$ 50,000	$ 125,000	$ 100,000				$ 80,000	$ 100,000		$ 150,000	$ 130,000			$ 100,000	$ 60,000
Repayment of loan																																		100,149
Subsequent Event [Member] | Interest
Common stock issued for conversion debt, Value	$ 4,756	$ 3,096	$ 4,621	$ 4,500	$ 2,712	$ 3,096	$ 4,778				$ 6,361						$ 2,500				$ 7,226	$ 6,384				$ 4,493			$ 9,699	$ 8,522			$ 5,699	3,450
Repayment of loan																																		$ 37,411
Subsequent Event [Member] | Accrued Interest
Common stock issued for conversion debt, Value																											$ 6,219